J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund
JPMorgan International Opportunities Fund
JPMorgan International Value Fund

(Class A, Class B, Class C and Select Class Shares)
(Each a series of JPMorgan Trust I)

(Each a “Fund” and collectively the “Funds”)

Supplement dated November 30, 2010 to the
Prospectuses dated February 28, 2010, as supplemented

Effectively immediately, the following sections in the Class A, Class B, Class C & Select Class Shares Prospectus for the Funds are hereby replaced with the information presented below.

On page 19 of the Prospectus, the last sentence of the first paragraph in the section “What are the Fund’s main investment strategies?” is hereby replaced with the following:

The Fund will primarily invest in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

On page 19 of the Prospectus, the fourth paragraph in the section “What are the Fund’s main investment strategies?” is hereby replaced with the following:

Investment Process: In managing the Fund, the adviser will seek to diversify the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one region or country.

On page 27 of the Prospectus, the following sentence is hereby added after the first paragraph in the section “What are the Fund’s main investment strategies?”

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts, privately placed securities and warrants and rights.

On page 27 of the Prospectus, the fourth paragraph in the section “What are the Fund’s main investment strategies?” is hereby replaced with the following:

The Fund will invest substantially in securities denominated in foreign currencies and may seek to enhance returns and manage currency risk where appropriate through managing currency exposure.

On page 27 of the Prospectus, the following paragraph is hereby added as the last paragraph in the section “What are the Fund’s main investment strategies?”:

The Fund may invest a substantial part of its assets in just one region or country.

On page 31 of the Prospectus, the following paragraph is hereby added as the last paragraph in the section “What are the Fund’s main investment strategies?”:

The Fund may invest a substantial part of its assets in just one region or country.

On page 51 of the Prospectus, in the section “More about the Funds — Additional Information About the Funds’ Investment Strategies” the sentence following the sixth bullet point is hereby replaced with the following information:

SUP-IE-ABCS-1110

With regard to all of the Funds except the International Equity Fund, the International Opportunities Fund and the International Value Fund, the main investment strategies for each Fund may also include:

On page 51 of the Prospectus, in the section “More about the Funds — Additional Information About the Funds’ Investment Strategies” the following is hereby added following the final bullet point:

With regard to the International Equity Fund, the International Opportunities Fund and the International Value Fund, the main investment strategies for each Fund may also include:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, which may be in the form of depositary receipts

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which a Fund may invest

•	derivatives, including futures, options and swaps

Although not main strategies, the Funds may also utilize:

•	high yield securities which are below investment grade (junk bonds) and securities in the lowest investment grade category.

•	sovereign debt

•	corporate debt

•	securities lending

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	affiliated money market funds

•	closed-end investment companies where capital markets are less developed or not easy access

On page 56 of the Prospectus, in the section “More about the Funds — Investment Risks” the fourth paragraph is hereby replaced with the following:

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk) (applicable only to China Region Fund, India Fund, International Equity Fund, International Opportunities Fund, International Value Fund, Latin America Fund and Russia Fund). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

On page 67 of the Prospectus, in the section “How to Do Business with the Funds — How much do shares cost?” the last sentence of the fourth paragraph is hereby replaced with the following:

The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board of Trustees, determines that the pricing service quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Opportunities Fund
JPMorgan International Value Fund

(Institutional Class Shares)
(Each a series of JPMorgan Trust I)

(Each a “Fund” and collectively the “Funds”)

Supplement dated November 30, 2010 to the
Prospectuses dated February 28, 2010, as supplemented

Effectively immediately, the following sections in the Institutional Class Shares Prospectus for the Funds are hereby replaced with the information presented below.

On page 10 of the Prospectus, the following sentence is hereby added after the first paragraph in the section “What are the Fund’s main investment strategies?”

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts, privately placed securities and warrants and rights.

On page 10 of the Prospectus, the fourth paragraph in the section “What are the Fund’s main investment strategies?” is hereby replaced with the following:

The Fund will invest substantially in securities denominated in foreign currencies and may seek to enhance returns and manage currency risk where appropriate through managing currency exposure.

On page 10 of the Prospectus, the following paragraph is hereby added as the last paragraph in the section “What are the Fund’s main investment strategies?”:

The Fund may invest a substantial part of its assets in just one region or country.

On page 14 of the Prospectus, the following paragraph is hereby added as the last paragraph in the section “What are the Fund’s main investment strategies?”:

The Fund may invest a substantial part of its assets in just one region or country.

On page 25 of the Prospectus, in the section “More about the Funds — Additional Information About the Funds’ Investment Strategies” the sentence following the sixth bullet point is hereby replaced with the following information:

With regard to all of the Funds except the International Opportunities Fund and the International Value Fund, the main investment strategies for each Fund may also include:

On page 25 of the Prospectus, in the section “More about the Funds — Additional Information About the Funds’ Investment Strategies” the following is hereby added following the final bullet point:

With regard to the International Opportunities Fund and the International Value Fund, the main investment strategies for each Fund may also include:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, which may be in the form of depositary receipts

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which a Fund may invest

SUP-IE-I-1110

•	derivatives, including futures, options and swaps

Although not main strategies, the Funds may also utilize:

•	high yield securities which are below investment grade (junk bonds) and securities in the lowest investment grade category.

•	sovereign debt

•	corporate debt

•	securities lending

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	affiliated money market funds

•	closed-end investment companies where capital markets are less developed or not easy access

On page 27 of the Prospectus, in the section “More about the Funds — Investment Risks” the following paragraph is hereby added after the second paragraph:

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk) (applicable only to International Opportunities Fund and International Value Fund). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

On page 33 of the Prospectus, in the section “How to Do Business with the Funds — How much do shares cost?” the last sentence of the third paragraph is hereby replaced with the following:

The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board of Trustees, determines that the pricing service quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Fund
JPMorgan International Value Fund

(Class R2 Shares & Class R5 Shares)
(Each a series of JPMorgan Trust I)

(Each a “Fund” and collectively the “Funds”)

Supplement dated November 30, 2010 to the
Prospectuses dated February 28, 2010, as supplemented

Effectively immediately, the following sections in the Class R2 Shares and Class R5 Shares Prospectus for the Funds are hereby replaced with the information presented below.

On page 10 of the Prospectus, the last sentence of the first paragraph in the section “What are the Fund’s main investment strategies?” is hereby replaced with the following:

The Fund will primarily invest in foreign companies of various market capitalizations, including foreign subsidiaries of U.S. companies.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

On page 10 of the Prospectus, the fourth paragraph in the section “What are the Fund’s main investment strategies?” is hereby replaced with the following:

Investment Process: In managing the Fund, the adviser will seek to diversify the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one region or country.

On page 18 of the Prospectus, the following paragraph is hereby added as the last paragraph in the section “What are the Fund’s main investment strategies?”:

The Fund may invest a substantial part of its assets in just one region or country.

On page 33 of the Prospectus, in the section “More about the Funds — Additional Information About the Funds’ Investment Strategies” the sentence following the sixth bullet point is hereby replaced with the following information:

With regard to all of the Funds except the International Equity Fund and the International Value Fund, the main investment strategies for each Fund may also include:

On page 51 of the Prospectus, in the section “More about the Funds — Additional Information About the Funds’ Investment Strategies” the following is hereby added following the final bullet point:

With regard to the International Equity Fund and the International Value Fund, the main investment strategies for each Fund may also include:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, which may be in the form of depositary receipts

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which a Fund may invest

•	derivatives, including futures, options and swaps

SUP-IE-R2R5-1110

Although not main strategies, the Funds may also utilize:

•	high yield securities which are below investment grade (junk bonds) and securities in the lowest investment grade category.

•	sovereign debt

•	corporate debt

•	securities lending

•	other investment companies

•	exchange-traded funds (ETFs) which are registered investment companies whose shares are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	affiliated money market funds

•	closed-end investment companies where capital markets are less developed or not easy access

On page 37 of the Prospectus, in the section “More about the Funds — Investment Risks” the fourth paragraph is hereby replaced with the following:

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk) (applicable only to International Equity Fund and International Value Fund). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

On page 45 of the Prospectus, in the section “How to Do Business with the Funds — How much do shares cost?” the last sentence of the fourth paragraph is hereby replaced with the following:

The fair value pricing utilizes the quotations of an independent pricing service unless the adviser, in accordance with valuation procedures adopted by the J.P. Morgan Funds’ Board of Trustees, determines that the pricing service quotations do not accurately reflect the value of a security and determines that the use of another fair valuation methodology is appropriate.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE